Consolidated Statements of Cash Flows - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Dec. 31, 2024	Nov. 30, 2024	Nov. 30, 2023
Evergreen Merger Corporation [Member]
Cash flows from operating activities:
Net income	$ (2,866)			$ (116,072)
Adjustments to reconcile net income to net cash used in operating activities:
Formation and operating expenses paid by related parties	2,866			116,072
Changes in operating assets and liabilities:
Net cash used in operating activities
Cash flows from financing activities:
Net change in cash
Cash at the beginning of the period
Cash at the end of the period
Evergreen Corporation [Member]
Cash flows from operating activities:
Net income		$ 83,608	$ 833,693		$ 1,768,961	$ 3,673,548
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash held in Trust Account		(488,246)	(1,080,085)		(3,466,643)	(5,016,986)
Changes in operating assets and liabilities:
Prepaid expenses		3,158	27,926		11,496	66,692
Accounts payable		30,000	30,000		120,000	86,351
Accrued expenses		18,619	107,690		580,389	386,100
Advanced by related parties					3,801
Other payables		(6,116)			6,116
Net cash used in operating activities		(358,977)	(80,776)		(975,880)	(804,295)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption		29,476,971			32,364,394	43,058,659
Investment of cash in Trust Account		(270,365)	(480,000)		(1,360,000)	(2,940,000)
Net cash provided by (used in) investing activities		29,206,606	(480,000)		31,004,394	40,118,659
Cash flows from financing activities:
Redemption of ordinary shares		(29,476,971)			(32,364,394)	(43,058,659)
Proceeds from working capital loan		365,000	80,000		833,500	650,000
Transfer to extension loan			(121,000)
Proceeds from extension loan		270,365	480,000		1,360,000	2,940,000
Net cash used in financing activities		(28,841,606)	439,000		(30,170,894)	(39,468,659)
Net change in cash		6,023	(121,776)		(142,380)	(154,295)
Cash at the beginning of the period		4,553	146,933		146,933	301,228
Cash at the end of the period		10,576	25,157		4,553	146,933
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement of Common Stock subject to redemption		488,246	1,080,085		3,466,643	5,016,986
Extension Funds attributable to Common Stock subject to redemption		$ 270,365	$ 480,000		$ 1,360,000	$ 2,940,000